NATIONWIDE

VLI SEPARATE

ACCOUNT-5

Annual Report

to

Contract Owners

December 31, 2011

NATIONWIDE LIFE INSURANCE COMPANY

HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and Subsidiaries and

Contract Owners of Nationwide VLI Separate Account -5:

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of Nationwide VLI Separate Account -5 (comprised of the sub-accounts listed in note 1(b), (collectively, “the Accounts”)) as of December 31, 2011, and the related statements of operations for the period then ended, the statements of changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Accounts’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2011, by correspondence with the transfer agents of the underlying mutual funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Accounts as of December 31, 2011, the results of their operations for the period then ended, the changes in contract owners’ equity for each of the periods in the two-year period then ended, and the financial highlights for each of the periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ KPMG LLP

Columbus, Ohio

March 13, 2012

NATIONWIDE VLI SEPARATE ACCOUNT-5
STATEMENT OF ASSETS, LIABILITIES AND CONTRACT OWNERS’ EQUITY
December 31, 2011

Assets:
Investments at fair value:

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2,991,290 shares (cost $28,531,732)	$27,243,773
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
753,911 shares (cost $6,227,873)	6,796,354
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2,063,253 shares (cost $11,150,363)	11,975,122
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
1,487,105 shares (cost $15,533,278)	17,401,058
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
668,276 shares (cost $4,412,328)	4,326,419
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
267,382 shares (cost $1,444,359)	1,554,583
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
1,006,475 shares (cost $5,875,451)	5,319,922
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
1,948,478 shares (cost $16,918,191)	19,856,745
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
3,093,455 shares (cost $9,846,892)	10,575,905
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
775,999 shares (cost $6,090,613)	6,096,249
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
286,231 shares (cost $4,847,785)	4,199,496
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
64,256 shares (cost $1,106,532)	1,321,346
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
495,693 shares (cost $3,410,252)	4,147,864
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2,350,988 shares (cost $2,350,988)	2,350,988
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
80,926 shares (cost $382,133)	385,840
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
53,132 shares (cost $271,549)	275,396
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
233,460 shares (cost $1,121,499)	1,181,656
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
245,441 shares (cost $1,270,121)	1,250,473
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
24,830 shares (cost $120,876)	128,914
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
345,367 shares (cost $1,996,427)	2,332,916
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
904,107 shares (cost $13,951,209)	13,784,738
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
1,157,699 shares (cost $10,646,211)	10,814,757
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
161,161 shares (cost $2,131,235)	2,348,261
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
1,395,443 shares (cost $8,157,181)	7,774,151

Total Investments	$163,442,926

Accounts Payable	(1,869)

$163,441,057

Contract Owners’ Equity:
Accumulation units	163,441,057

Total Contract Owners’ Equity (note 8)	$163,441,057

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	Total	WRASP	WRBP	WRBDP	WRCEP	WRDIV	WRENG	WRGNR
Reinvested dividends	$1,898,532	327,044	101,493	288,043	64,298	47,126	-	-

Net investment income (loss)	1,898,532	327,044	101,493	288,043	64,298	47,126	-	-

Realized gain (loss) on investments	2,360,479	496,290	170,694	52,693	406,145	8,618	(40,746)	(269,607)
Change in unrealized gain (loss) on investments	(13,070,087)	(2,997,326)	(571,197)	376,916	(738,343)	(262,581)	(115,259)	(1,208,272)

Net gain (loss) on investments	(10,709,608)	(2,501,036)	(400,503)	429,609	(332,198)	(253,963)	(156,005)	(1,477,879)

Reinvested capital gains	2,772,099	-	534,793	71,117	575,447	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(6,038,977)	(2,173,992)	235,783	788,769	307,547	(206,837)	(156,005)	(1,477,879)

Investment Activity:	WRGP	WRHIP	WRIP	WRI2P	WRMIC	WRMCG	WRMMP	WRPAP
Reinvested dividends	$80,104	764,285	27,176	71,371	-	238	489	7,471

Net investment income (loss)	80,104	764,285	27,176	71,371	-	238	489	7,471

Realized gain (loss) on investments	511,804	14,549	148,222	(202,664)	41,840	107,926	-	36,373
Change in unrealized gain (loss) on investments	(893,824)	(243,194)	(659,217)	(534,478)	(137,520)	(290,574)	-	(82,988)

Net gain (loss) on investments	(382,020)	(228,645)	(510,995)	(737,142)	(95,680)	(182,648)	-	(46,615)

Reinvested capital gains	730,374	-	-	-	-	142,854	-	14,884

Net increase (decrease) in contract owners’ equity resulting from operations	$428,458	535,640	(483,819)	(665,771)	(95,680)	(39,556)	489	(24,260)

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENT OF OPERATIONS

Year Ended December 31, 2011

Investment Activity:	WRPCP	WRPMP	WRPMAP	WRPMCP	WRRESP	WRSTP	WRSCP	WRSCV
Reinvested dividends	$480	12,797	13,541	1,419	16,965	-	-	12,533

Net investment income (loss)	480	12,797	13,541	1,419	16,965	-	-	12,533

Realized gain (loss) on investments	3,285	29,114	81,372	4,465	(81,446)	478,038	306,667	9,797
Change in unrealized gain (loss) on investments	(598)	(78,735)	(183,282)	(8,514)	173,459	(1,839,800)	(1,718,359)	(345,379)

Net gain (loss) on investments	2,687	(49,621)	(101,910)	(4,049)	92,013	(1,361,762)	(1,411,692)	(335,582)

Reinvested capital gains	779	18,171	24,256	2,147	-	552,003	105,274	-

Net increase (decrease) in contract owners’ equity resulting from operations	$3,946	(18,653)	(64,113)	(483)	108,978	(809,759)	(1,306,418)	(323,049)

Investment Activity:	WRVP
Reinvested dividends	$61,659

Net investment income (loss)	61,659

Realized gain (loss) on investments	47,050
Change in unrealized gain (loss) on investments	(711,022)

Net gain (loss) on investments	(663,972)

Reinvested capital gains	-

Net increase (decrease) in contract owners’ equity resulting from operations	$(602,313)

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	Total		WRASP		WRBP		WRBDP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$1,898,532	2,097,209	327,044	328,043	101,493	123,912	288,043	367,536
Realized gain (loss) on investments	2,360,479	1,937,828	496,290	1,017,752	170,694	178,856	52,693	11,686
Change in unrealized gain (loss) on investments	(13,070,087)	18,242,518	(2,997,326)	1,051,268	(571,197)	606,200	376,916	210,084
Reinvested capital gains	2,772,099	547,196	-	-	534,793	90,306	71,117	-

Net increase (decrease) in contract owners’ equity resulting from operations	(6,038,977)	22,824,751	(2,173,992)	2,397,063	235,783	999,274	788,769	589,306

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	17,619,533	19,910,607	3,160,424	3,788,125	641,570	728,568	1,022,286	1,139,405
Transfers between funds	-	-	(810,999)	(1,323,317)	112,428	(27,273)	773,900	1,679,457
Surrenders (note 6)	(9,649,771)	(7,904,321)	(2,238,071)	(1,386,792)	(364,808)	(345,160)	(568,648)	(418,659)
Death Benefits (note 4)	(400,446)	(1,240,788)	(43,994)	(284,285)	(59,774)	(177,317)	(51,625)	(158,432)
Net policy repayments (loans) (note 5)	(2,986,526)	(807,632)	(573,650)	(167,003)	(102,967)	(27,444)	(112,305)	(36,329)
Deductions for surrender charges (note 2d)	(742,900)	(867,448)	(142,595)	(164,313)	(16,516)	(32,026)	(44,894)	(48,368)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(9,261,841)	(9,920,030)	(1,682,268)	(1,868,649)	(404,750)	(423,863)	(596,616)	(634,160)
Asset charges (note 3)	(798,307)	(737,894)	(139,402)	(135,256)	(32,969)	(30,430)	(47,483)	(44,685)
Adjustments to maintain reserves	742	540	264	(1,051)	(16)	26	10	(54)

Net equity transactions	(6,219,516)	(1,566,966)	(2,470,291)	(1,542,541)	(227,802)	(334,919)	374,625	1,478,175

Net change in contract owners’ equity	(12,258,493)	21,257,785	(4,644,283)	854,522	7,981	664,355	1,163,394	2,067,481
Contract owners’ equity beginning of period	175,699,550	154,441,765	31,887,778	31,033,256	6,788,371	6,124,016	10,811,736	8,744,255

Contract owners’ equity end of period	$163,441,057	175,699,550	27,243,495	31,887,778	6,796,352	6,788,371	11,975,130	10,811,736

CHANGES IN UNITS:
Beginning units	10,848,235	10,955,243	1,204,283	1,273,678	426,239	450,307	653,104	560,116
Units purchased	1,252,461	1,739,846	120,677	149,225	45,474	55,323	96,572	177,560
Units redeemed	(1,588,652)	(1,846,854)	(216,182)	(218,620)	(58,657)	(79,391)	(75,553)	(84,572)

Ending units	10,512,044	10,848,235	1,108,778	1,204,283	413,056	426,239	674,123	653,104

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRCEP		WRDIV		WRENG		WRGNR
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$64,298	151,138	47,126	44,153	-	3,681	-	-
Realized gain (loss) on investments	406,145	278,986	8,618	(18,974)	(40,746)	(24,099)	(269,607)	(329,097)
Change in unrealized gain (loss) on investments	(738,343)	2,569,964	(262,581)	632,116	(115,259)	325,475	(1,208,272)	1,296,380
Reinvested capital gains	575,447	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	307,547	3,000,088	(206,837)	657,295	(156,005)	305,057	(1,477,879)	967,283

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,515,565	1,642,759	677,051	766,569	297,035	284,040	927,389	991,717
Transfers between funds	120,727	47,652	(207,973)	(71,339)	(37,123)	5,692	(65,377)	(337,365)
Surrenders (note 6)	(771,832)	(679,359)	(167,614)	(151,801)	(111,310)	(48,750)	(294,128)	(351,309)
Death Benefits (note 4)	(77,717)	(202,199)	(35,520)	(15,386)	-	-	(56)	(4,336)
Net policy repayments (loans) (note 5)	(220,899)	(125,886)	(78,402)	3,027	(35,063)	(15,989)	(79,383)	(27,800)
Deductions for surrender charges (note 2d)	(48,093)	(65,429)	(33,943)	(24,696)	(18,546)	(11,880)	(54,569)	(59,493)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(899,025)	(927,305)	(269,840)	(292,573)	(122,718)	(123,798)	(389,545)	(418,694)
Asset charges (note 3)	(81,254)	(72,410)	(20,888)	(18,809)	(8,324)	(6,798)	(29,309)	(25,786)
Adjustments to maintain reserves	29	150	(16)	(286)	(15)	(32)	(11)	(191)

Net equity transactions	(462,499)	(382,027)	(137,145)	194,706	(36,064)	82,485	15,011	(233,257)

Net change in contract owners’ equity	(154,952)	2,618,061	(343,982)	852,001	(192,069)	387,542	(1,462,868)	734,026
Contract owners’ equity beginning of period	17,555,701	14,937,640	4,670,396	3,818,395	1,746,655	1,359,113	6,782,785	6,048,759

Contract owners’ equity end of period	$17,400,749	17,555,701	4,326,414	4,670,396	1,554,586	1,746,655	5,319,917	6,782,785

CHANGES IN UNITS:
Beginning units	1,408,532	1,448,890	315,928	300,580	134,269	127,417	389,120	406,222
Units purchased	130,321	171,105	45,894	60,689	22,264	27,888	58,121	74,345
Units redeemed	(165,584)	(211,463)	(54,763)	(45,341)	(25,095)	(21,036)	(58,725)	(91,447)

Ending units	1,373,269	1,408,532	307,059	315,928	131,438	134,269	388,516	389,120

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRGP		WRHIP		WRIP		WRI2P
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$80,104	117,074	764,285	689,144	27,176	58,177	71,371	58,226
Realized gain (loss) on investments	511,804	403,403	14,549	(48,305)	148,222	193,685	(202,664)	(174,330)
Change in unrealized gain (loss) on investments	(893,824)	1,703,266	(243,194)	725,945	(659,217)	631,589	(534,478)	711,797
Reinvested capital gains	730,374	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	428,458	2,223,743	535,640	1,366,784	(483,819)	883,451	(665,771)	595,693

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,820,124	2,040,600	945,401	1,408,524	794,502	893,851	552,165	659,585
Transfers between funds	117,215	(540,044)	(45,282)	875,637	(52,426)	(178,062)	78,943	(218,374)
Surrenders (note 6)	(952,722)	(862,295)	(582,648)	(918,289)	(329,434)	(277,391)	(140,926)	(182,497)
Death Benefits (note 4)	(64,398)	(230,136)	(11,670)	(37,212)	(1,678)	(8,903)	(31)	(4,572)
Net policy repayments (loans) (note 5)	(360,584)	(110,751)	(259,200)	(55,466)	(120,824)	(61,378)	(142,526)	28,394
Deductions for surrender charges (note 2d)	(50,918)	(74,106)	(58,904)	(70,562)	(30,350)	(35,802)	(23,134)	(32,194)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(1,021,978)	(1,087,833)	(502,613)	(525,801)	(353,197)	(380,839)	(242,559)	(274,284)
Asset charges (note 3)	(97,627)	(90,976)	(46,494)	(41,740)	(30,428)	(27,902)	(20,271)	(19,060)
Adjustments to maintain reserves	82	(304)	14	(18)	46	215	28	312

Net equity transactions	(610,806)	(955,845)	(561,396)	635,073	(123,789)	(76,211)	61,689	(42,690)

Net change in contract owners’ equity	(182,348)	1,267,898	(25,756)	2,001,857	(607,608)	807,240	(604,082)	553,003
Contract owners’ equity beginning of period	20,039,097	18,771,199	10,601,443	8,599,586	6,703,685	5,896,445	4,803,583	4,250,580

Contract owners’ equity end of period	$19,856,749	20,039,097	10,575,687	10,601,443	6,096,077	6,703,685	4,199,501	4,803,583

CHANGES IN UNITS:
Beginning units	1,722,180	1,816,155	483,870	450,821	505,631	510,503	253,246	255,671
Units purchased	175,879	206,481	40,136	116,331	61,296	79,772	34,453	42,195
Units redeemed	(227,030)	(300,456)	(65,429)	(83,282)	(70,804)	(84,644)	(30,605)	(44,620)

Ending units	1,671,029	1,722,180	458,577	483,870	496,123	505,631	257,094	253,246

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRMIC		WRMCG		WRMMP		WRPAP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$-	-	238	1,101	489	1,556	7,471	4,916
Realized gain (loss) on investments	41,840	(6,860)	107,926	29,841	-	-	36,373	3,334
Change in unrealized gain (loss) on investments	(137,520)	450,355	(290,574)	906,054	-	-	(82,988)	59,977
Reinvested capital gains	-	-	142,854	-	-	-	14,884	9,795

Net increase (decrease) in contract owners’ equity resulting from operations	(95,680)	443,495	(39,556)	936,996	489	1,556	(24,260)	78,022

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	159,180	175,358	424,027	441,818	157,010	217,089	93,330	101,289
Transfers between funds	(8,731)	(27,585)	127,044	338,283	355,725	485,453	(218,247)	87,528
Surrenders (note 6)	(92,819)	(36,695)	(135,630)	(118,441)	(434,419)	(86,011)	(14,670)	(14)
Death Benefits (note 4)	(3,219)	(698)	(12,636)	(7,051)	(4,580)	(216)	-	-
Net policy repayments (loans) (note 5)	(38,531)	(5,944)	(61,424)	1,662	(23,459)	(35,845)	235	12
Deductions for surrender charges (note 2d)	(12,139)	(5,682)	(22,364)	(27,100)	(7,876)	(9,219)	(3,740)	(1,459)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(81,267)	(83,693)	(199,264)	(194,281)	(160,812)	(202,535)	(37,537)	(38,400)
Asset charges (note 3)	(6,693)	(5,820)	(18,167)	(14,170)	(10,210)	(12,405)	(2,841)	(2,560)
Adjustments to maintain reserves	61	54	10	427	9	55	(1)	8

Net equity transactions	(84,158)	9,295	101,596	421,147	(128,612)	356,366	(183,471)	146,404

Net change in contract owners’ equity	(179,838)	452,790	62,040	1,358,143	(128,123)	357,922	(207,731)	224,426
Contract owners’ equity beginning of period	1,501,189	1,048,399	4,085,830	2,727,687	2,478,722	2,120,800	593,569	369,143

Contract owners’ equity end of period	$1,321,351	1,501,189	4,147,870	4,085,830	2,350,599	2,478,722	385,838	593,569

CHANGES IN UNITS:
Beginning units	85,651	84,255	237,764	208,820	201,303	172,365	56,754	40,776
Units purchased	11,981	15,409	30,081	55,442	27,037	55,743	9,547	20,607
Units redeemed	(16,557)	(14,013)	(25,112)	(26,498)	(37,481)	(26,805)	(27,811)	(4,629)

Ending units	81,075	85,651	242,733	237,764	190,859	201,303	38,490	56,754

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRPCP		WRPMP		WRPMAP		WRPMCP
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$480	310	12,797	5,353	13,541	6,533	1,419	894
Realized gain (loss) on investments	3,285	2,973	29,114	12,763	81,372	24,944	4,465	5,748
Change in unrealized gain (loss) on investments	(598)	(1,069)	(78,735)	88,638	(183,282)	90,040	(8,514)	2,738
Reinvested capital gains	779	590	18,171	8,819	24,256	11,635	2,147	1,533

Net increase (decrease) in contract owners’ equity resulting from operations	3,946	2,804	(18,653)	115,573	(64,113)	133,152	(483)	10,913

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	1,649	4,584	190,822	96,057	301,430	142,172	24,660	13,242
Transfers between funds	243,855	(12,175)	58,302	297,544	(107,027)	582,215	23,206	(4,537)
Surrenders (note 6)	-	-	(61,869)	(10,438)	(22,219)	(99,364)	(9,590)	-
Death Benefits (note 4)	-	-	-	-	-	(16,681)	-	-
Net policy repayments (loans) (note 5)	-	-	(7,461)	8,110	(17,005)	(41)	(1,363)	-
Deductions for surrender charges (note 2d)	-	-	(4,655)	(4,353)	(6,559)	(1,872)	-	-

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(4,313)	(5,547)	(79,842)	(74,780)	(90,607)	(76,014)	(12,923)	(13,402)
Asset charges (note 3)	(498)	(153)	(5,050)	(3,709)	(7,177)	(4,441)	(678)	(569)
Adjustments to maintain reserves	-	4	(1)	(1)	(4)	12	4	2

Net equity transactions	240,693	(13,287)	90,246	308,430	50,832	525,986	23,316	(5,264)

Net change in contract owners’ equity	244,639	(10,483)	71,593	424,003	(13,281)	659,138	22,833	5,649
Contract owners’ equity beginning of period	30,759	41,242	1,110,065	686,062	1,263,751	604,613	106,085	100,436

Contract owners’ equity end of period	$275,398	30,759	1,181,658	1,110,065	1,250,470	1,263,751	128,918	106,085

CHANGES IN UNITS:
Beginning units	2,870	4,209	104,409	72,678	119,284	65,322	9,942	10,445
Units purchased	23,212	454	23,196	40,730	39,532	73,757	3,534	1,514
Units redeemed	(577)	(1,793)	(14,816)	(8,999)	(37,114)	(19,795)	(1,394)	(2,017)

Ending units	25,505	2,870	112,789	104,409	121,702	119,284	12,082	9,942

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRRESP		WRSTP		WRSCP		WRSCV
	2011	2010	2011	2010	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$16,965	36,239	-	-	-	-	12,533	1,897
Realized gain (loss) on investments	(81,446)	(174,897)	478,038	406,788	306,667	208,932	9,797	(25,554)
Change in unrealized gain (loss) on investments	173,459	634,696	(1,839,800)	957,997	(1,718,359)	2,648,743	(345,379)	631,271
Reinvested capital gains	-	-	552,003	424,518	105,274	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	108,978	496,038	(809,759)	1,789,303	(1,306,418)	2,857,675	(323,049)	607,614

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	317,507	347,237	1,478,853	1,652,969	1,044,558	1,153,594	305,984	340,157
Transfers between funds	23,622	(122,877)	(388,872)	(364,226)	(104,216)	(76,365)	(44,095)	(227,197)
Surrenders (note 6)	(111,987)	(83,612)	(965,623)	(848,102)	(661,339)	(565,758)	(182,938)	(98,753)
Death Benefits (note 4)	-	(2,460)	(11,176)	(33,294)	(4,681)	(24,313)	-	(2,579)
Net policy repayments (loans) (note 5)	(27,498)	(2,676)	(351,369)	(91,347)	(189,186)	(64,449)	(63,313)	8,254
Deductions for surrender charges (note 2d)	(25,043)	(18,066)	(67,193)	(77,862)	(32,517)	(48,080)	(19,330)	(14,459)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(154,025)	(166,014)	(811,067)	(884,821)	(610,027)	(623,852)	(136,210)	(157,383)
Asset charges (note 3)	(10,837)	(9,715)	(74,753)	(70,957)	(57,631)	(51,465)	(11,677)	(11,634)
Adjustments to maintain reserves	(7)	130	88	428	60	73	113	112

Net equity transactions	11,732	(58,053)	(1,191,112)	(717,212)	(614,979)	(300,615)	(151,466)	(163,482)

Net change in contract owners’ equity	120,710	437,985	(2,000,871)	1,072,091	(1,921,397)	2,557,060	(474,515)	444,132
Contract owners’ equity beginning of period	2,212,203	1,774,218	15,785,412	14,713,321	12,735,825	10,178,765	2,822,778	2,378,646

Contract owners’ equity end of period	$2,332,913	2,212,203	13,784,541	15,785,412	10,814,428	12,735,825	2,348,263	2,822,778

CHANGES IN UNITS:
Beginning units	135,609	139,765	949,228	997,593	746,183	768,404	160,257	170,711
Units purchased	20,847	25,103	90,751	113,543	65,711	86,347	18,837	23,352
Units redeemed	(20,268)	(29,259)	(160,339)	(161,908)	(103,139)	(108,568)	(26,228)	(33,806)

Ending units	136,188	135,609	879,640	949,228	708,755	746,183	152,866	160,257

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2011 and 2010

	WRVP		WRMSP
	2011	2010	2011	2010
Investment activity:
Net investment income (loss)	$61,659	68,408	-	28,918
Realized gain (loss) on investments	47,050	38,207	-	(77,954)
Change in unrealized gain (loss) on investments	(711,022)	1,251,569	-	57,425
Reinvested capital gains	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	(602,313)	1,358,184	-	8,389

Equity transactions:
Purchase payments received from contract owners (notes 2a and 6)	767,011	857,339	-	23,959
Transfers between funds	55,401	(127,161)	-	(741,564)
Surrenders (note 6)	(434,527)	(318,446)	-	(16,385)
Death Benefits (note 4)	(17,691)	(30,503)	-	(215)
Net policy repayments (loans) (note 5)	(120,349)	(33,791)	-	5,048
Deductions for surrender charges (note 2d)	(19,022)	(38,218)	-	(2,209)

Redemptions to pay cost of insurance charges and administration charges (notes 2b and 2c)	(398,838)	(429,554)	-	(11,955)
Asset charges (note 3)	(37,646)	(35,730)	-	(714)
Adjustments to maintain reserves	(5)	408	-	61

Net equity transactions	(205,666)	(155,656)	-	(743,974)

Net change in contract owners’ equity	(807,979)	1,202,528	-	(735,585)
Contract owners’ equity beginning of period	8,582,132	7,379,604	-	735,585

Contract owners’ equity end of period	$7,774,153	8,582,132	-	-

CHANGES IN UNITS:
Beginning units	542,579	553,829	-	65,711
Units purchased	57,108	64,805	-	2,126
Units redeemed	(69,389)	(76,055)	-	(67,837)

Ending units	530,298	542,579	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

Nationwide VLI Separate Account-5 (the Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on May 21, 1998. The Account is registered as a unit investment trust under the Investment Company Act of 1940. The Company offers Select Life and Survivorship Life Variable Life Insurance Policies through the Account. The primary distribution for the contracts is through banks and other financial institutions; however, other distributors may be utilized.

(b) The Contracts

Only contracts with a front-end sales charge and certain other fees are offered for purchase. See note 2 for a discussion of policy charges and note 3 for asset charges.

With certain exceptions, contract owners may invest in the following:

WADDELL & REED, INC.

Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)

Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)

Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)

Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)

Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)

Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)

Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)

Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)

Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)

Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)

Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)

Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)

Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)

Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative  (WRPMCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)

Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)

Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)

Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)

The contract owners’ equity is affected by the investment results of each fund, equity transactions by contract owners and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only contract owners’ purchase payments pertaining to the variable portions of their contracts and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A contract owner may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

The Company allocates purchase payments to sub-accounts and/or the fixed account as instructed by the contract owner. Shares of the sub-accounts are purchased at Net Asset Value, then converted into accumulation units. Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the contract.

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing net asset value per share at December 31, 2011 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Account. Taxes are generally the responsibility of the contract owner upon termination or withdrawal.

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(f) Recently Issued Accounting Standards

FASB ASC 820 was effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years, with early adoption permitted. The Account adopted FASB ASC 820 effective January 1, 2008. The adoption of FASB ASC 820 did not have a material impact on the Account’s financial position or results of operations.

In September 2009 the FASB issued ASU 2009-12, which amends FASB ASC 820, Fair Value Measurements and Disclosures. This guidance applies to reporting entities that hold an investment that is required or permitted to be measured or disclosed at fair value on a recurring or nonrecurring basis if the investment does not have a readily determinable fair value and the investee has attributes of an investment company. For these investments, this update allows, as a practical expedient, the use of net asset value (NAV) as the basis to estimate fair value as long as it is not probable, as of the measurement date that the investment will be sold and NAV is not the value that will be used in the sale. The NAVs must be calculated consistent with the American Institute of Certified Public Accountants Audit and Accounting Guide, Investment Companies, which generally requires these investments to be measured at fair value. Additionally, the guidance provided updated disclosures for investments within its scope and noted that if the investor can redeem the investment with the investee on the measurement date at NAV, the investment should likely be classified as Level 2 in the fair value hierarchy. Investments that cannot be redeemed with the investee at NAV would generally be classified as Level 3 in the fair value hierarchy. If the investment is not redeemable with the investee on the measurement date, but will be at a future date, the length of time until the investment is redeemable should be considered in determining classification as Level 2 or 3. This guidance is effective for interim and annual periods ending after December 15, 2009 with early adoption permitted. The Account adopted this guidance effective the period ending December 31, 2009. The adoption of this guidance did not have a material impact on the financial statements of the Account.

In January 2010, the FASB issued ASU 2010-06, which amends FASB ASC 820, Fair Value Measurement and Disclosures. This guidance requires new disclosures and provides amendments to clarify existing disclosures. The new requirements include disclosing transfers in and out of Levels 1 and 2 fair value measurements, the reasons for the transfers, and further disaggregating activity in level 3 fair value measurements. The clarification of existing disclosure guidance includes further disaggregation of fair value measurement disclosures for each class of assets and liabilities and providing disclosures about the valuation techniques and inputs used to measure fair value for both recurring and nonrecurring fair value measurements. This guidance is effective for interim and annual reporting periods beginning after December 15, 2009, except for the new disclosures regarding the activity in Level 3 measurements, which shall be effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years. The Account adopted this guidance effective January 1, 2010, except for the new disclosure regarding the activity in Level 3 measurements, which the Account adopted for the fiscal period beginning January 1, 2011.

In May 2011, the FASB issued ASU 2011-04, which amends existing guidance in Accounting Standards Codification (ASC) 820, Fair Value Measurements and Disclosures. The guidance in this ASU clarifies existing fair value measurement guidance and expands disclosures primarily related to Level 3 fair value measurements. The ASU will require reporting entities to disclose quantitative information about the unobservable inputs used in the fair value measurements categorized within Level 3 of the fair value hierarchy. In addition, ASU 2011-04 will require reporting entities to make disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. The new and revised disclosures are effective for interim and annual reporting periods beginning after December 15, 2011. The Account will adopt this guidance prospectively for the annual period beginning January 1, 2012. The adoption of this guidance will result in increased disclosures and will have an immaterial impact on the Account’s financial statements.

(g) Subsequent Events

The Company evaluated subsequent events through the date the financial statements were issued with the SEC.

(2) Policy Charges

(a) Deductions from Premium

On Select Life, Select Life II and Survivorship Life insurance contracts, the Company deducts a charge for state premium taxes equal to 3.5% of all premiums received to cover the payment of these premium taxes. Additionally, the Company deducts a front-end sales load of up to 0.5% from each premium payment received for Select Life and Select Life II contracts. For Survivorship Life contracts, the sales load is 1.5% of each premium payment received in policy years one through ten and 0.5% thereafter. The Company may at its sole discretion reduce this sales loading. For the periods ended December 31, 2011 and 2010, total front-end sales charge deductions were $724,960 and $817,320, respectively and were recognized as a reduction of purchase payments on the Statement of Changes in Contract Owners’ Equity.

(b) Cost of Insurance

A cost of insurance charge is assessed monthly against each contract by liquidating units. The amount of the charge varies widely and is based upon age, sex, rate class and net amount at risk (death benefit less total contract value).

(c) Administrative Charges

For Select Life contracts, the Company currently deducts a monthly administrative charge of $10 during the first policy year to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $10 per month. For all subsequent years, a monthly administrative charge of $5 is currently deducted, not to exceed $7.50 per month. The charges are assessed against each contract by liquidating units.

For Select Life II contracts, the Company currently deducts a monthly administrative charge of $10 to recover policy maintenance, accounting, record keeping and other administrative expenses, not to exceed $20 per month. The Company assesses a monthly per $1,000 of Specified Amount charge on the first $250,000 of basic coverage for the first ten policy years. The current charge is $0.10 per $1,000, but not more than $25, and the maximum charge is $0.20 per $1,000, not to exceed $50. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed for the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for ten policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

For Survivorship Life contracts, the Company currently deducts a monthly administrative charge of $10, not to exceed $10, during the first policy year; $5, not to exceed $5, during policy years 2 through 20 if the Specified Amount is equal to or greater than $150,000; $3, not to exceed $3, during policy years 2 through 20 if the Specified Amount is less than $150,000; $0 during policy years 21 and on. The Company assesses a monthly per $1,000 of Specified Amount charge on basic coverage for the first three policy years. The charge varies, but will not exceed $750 per month. If there is an increase in the Specified Amount, the per $1,000 charge will be assessed to the increase based on the age of the younger insured at the time of the increase. The per $1,000 charge assessed as a result of the Specified Amount increase will be assessed for three policy years from the effective date of the increase. The charges are assessed against each contract by liquidating units.

(d) Surrender Charges

Policy surrenders result in a redemption of the contract value from the Account and payment of the surrender proceeds to the contract owner or designee. The surrender proceeds consist of the contract value, less any outstanding policy loans, and less a surrender charge, if applicable. The amount of the charge is based upon a specified percentage of the initial surrender charge which varies by issue age, sex and rate class. For Select Life and Survivorship Life contracts, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. After the purchase payment has been held in the contract for nine years, the charge is 0%. For Select Life II, the charge is 100% of the initial surrender charge in the first year, declining a specified amount each year of the initial surrender charge. For policies purchased where the insured is age 49 or younger, after the purchase payment has been held in the contract for thirteen years, the charge is 0%. For policies purchased where the insured is age 50 or older, after the purchase payment has been held in the contract for ten years, the charge is 0%.The Company may waive the surrender charge for certain contracts in which the sales expenses normally associated with the distribution of a contract are not incurred. The charges are assessed against each contract by liquidating units.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk.

For Select Life contracts, the Company deducts a monthly charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.08 per $1,000 of cash value attributable to the variable account in excess of $250,000. For Select Life II contracts, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30% per $1,000 of $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10% per $1,000 of cash value attributable to the variable account in excess of $250,000.

For Survivorship Life contracts, during the first through fifteenth policy year, the Company deducts a monthly charge of $0.60 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.30 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account, and $0.10 per $1,000 of cash value attributable to the variable account in excess of $250,000. Thereafter, the charge is $0.60 per $1,000 of the first $25,000 of cash value attributable to the variable account and $0.10 per $1,000 of cash value attributable to the variable account in excess of $25,000.

The above charges are assessed against each contract by liquidating units.

(4) Death Benefits

For Select Life and Select Life II contracts, death benefit proceeds result in a redemption of the contract value from the Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. For Survivorship Life contracts, the proceeds are payable on the death of the last surviving insured. In the event that the guaranteed death benefit exceeds the contract value on the date of death, the excess is paid by the Company’s general account.

(5) Policy Loans (Net of Repayments)

Contract provisions allow contract owners to borrow 90.0% of a policy’s cash surrender value (90.0% of the variable account value less the applicable deferred sales charge value). Select Life, Select Life II and Survivorship Life contracts are charged interest equal to 3.9% of the outstanding loan balance which is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Account. Loan repayments result in a transfer of collateral including interest back to the Account.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

Contract owners may, with certain restrictions, transfer their assets between the Account and a fixed dollar contract (fixed account) maintained in the accounts of the Company. These transfers are the result of the contract owner executing fund exchanges. Fund exchanges from the Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Account are included in purchase payments received from contract owners, as applicable, on the accompanying Statements of Changes in Contract Owners’ Equity. Policy loan transactions (note 5), executed at the direction of the contract owner, also result in transfers between the Account and the fixed account of the Company, but are included in Net Policy (Loans) Repayments. The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2011 and 2010, total transfers into the Account from the fixed account were $ 1,995,802 and $2,387,882, respectively, and total transfers from the Account to the fixed account were $6,896,346 and $2,648,303, respectively.

(7) Fair Value Measurements

FASB ASC 820 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Account. This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Account recognizes significant transfers between fair value hierarchy levels at the reporting period end. There were no significant transfers between Level 1 and 2 as of December 31, 2011.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2011:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$163,442,926	$0	$0	$163,442,926

The Account did not have any assets or liabilities reported at fair value on a nonrecurring basis required to be disclosed under FASB ASC 820.

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

The cost of purchases and proceeds from sales of Investments for the year ended December 31,2011 are as follows:

	Purchases of Investments	Sales of Investments
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)	$1,484,633	$3,627,615
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)	1,009,546	601,057
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)	1,774,893	1,041,119
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)	1,456,506	1,278,958
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)	396,153	486,159
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)	319,201	355,269
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)	649,919	634,899
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)	1,611,346	1,411,682
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)	1,499,379	1,296,275
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)	416,314	512,757
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)	623,015	489,956
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)	165,819	249,980
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)	715,550	470,874
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)	999,461	1,127,218
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)	102,866	263,980
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)	257,805	15,853
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)	277,254	156,037
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)	541,320	452,687
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)	49,640	22,762
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)	255,452	226,749
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)	995,652	1,634,577
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)	561,746	1,071,127
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)	324,283	463,210
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)	534,162	678,165

Total	$17,021,915	$18,568,965

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, contract owners’ equity outstanding and contract expense rates for variable life contracts as of December 31, 2011, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2011. Total return and investment income ratio for periods with no ending contract owners’ equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Asset Strategy (WRASP)
2011	0.00%	1,108,778	$24.570739	$27,243,495	1.04%	-7.21%
2010	0.00%	1,204,283	26.478642	31,887,778	1.09%	8.67%
2009	0.00%	1,273,678	24.365072	31,033,256	0.37%	25.05%
2008	0.00%	1,194,768	19.485036	23,280,098	0.44%	-25.79%
2007	0.00%	1,124,176	26.258105	29,518,731	0.72%	44.11%
Ivy Fund Variable Insurance Portfolios, Inc. - Balanced (WRBP)
2011	0.00%	413,056	16.453828	6,796,352	1.47%	3.31%
2010	0.00%	426,239	15.926209	6,788,371	1.97%	17.11%
2009	0.00%	450,307	13.599646	6,124,016	2.00%	13.23%
2008	0.00%	458,921	12.011125	5,512,157	0.11%	-21.00%
2007	0.00%	447,252	15.203256	6,799,687	1.43%	13.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Bond (WRBDP)
2011	0.00%	674,123	17.764013	11,975,130	2.58%	7.31%
2010	0.00%	653,104	16.554386	10,811,736	3.58%	6.04%
2009	0.00%	560,116	15.611508	8,744,255	3.85%	7.16%
2008	0.00%	587,907	14.567948	8,564,599	0.10%	0.31%
2007	0.00%	542,976	14.522699	7,885,477	4.70%	5.67%
Ivy Fund Variable Insurance Portfolios, Inc. - Core Equity (WRCEP)
2011	0.00%	1,373,269	12.671042	17,400,749	0.36%	1.66%
2010	0.00%	1,408,532	12.463828	17,555,701	0.99%	20.89%
2009	0.00%	1,448,890	10.309713	14,937,640	1.00%	24.02%
2008	0.00%	1,498,057	8.312827	12,453,089	0.19%	-34.77%
2007	0.00%	1,466,892	12.743751	18,693,706	0.65%	14.03%
Ivy Fund Variable Insurance Portfolios, Inc. - Dividend Opportunities (WRDIV)
2011	0.00%	307,059	14.089846	4,326,414	1.02%	-4.69%
2010	0.00%	315,928	14.783101	4,670,396	1.11%	16.37%
2009	0.00%	300,580	12.703422	3,818,395	0.97%	17.88%
2008	0.00%	293,626	10.776266	3,164,192	0.09%	-35.91%
2007	0.00%	215,972	16.815229	3,631,619	1.06%	16.72%
Ivy Fund Variable Insurance Portfolios, Inc. - Energy (WRENG)
2011	0.00%	131,438	11.827520	1,554,586	0.00%	-9.08%
2010	0.00%	134,269	13.008624	1,746,655	0.27%	21.96%
2009	0.00%	127,417	10.666656	1,359,113	0.00%	40.48%
2008	0.00%	122,135	7.592901	927,360	0.11%	-46.15%
2007	0.00%	60,804	14.099137	857,284	0.56%	51.30%
Ivy Fund Variable Insurance Portfolios, Inc. - Global Natural Resources (WRGNR)
2011	0.00%	388,516	13.692916	5,319,917	0.00%	-21.45%
2010	0.00%	389,120	17.431089	6,782,785	0.00%	17.06%
2009	0.00%	406,222	14.890278	6,048,759	0.00%	73.64%
2008	0.00%	339,047	8.575270	2,907,419	1.56%	-61.46%
2007	0.00%	245,536	22.250106	5,463,202	0.03%	43.50%
Ivy Fund Variable Insurance Portfolios, Inc. - Growth (WRGP)
2011	0.00%	1,671,029	11.882947	19,856,749	0.39%	2.12%
2010	0.00%	1,722,180	11.635890	20,039,097	0.64%	12.58%
2009	0.00%	1,816,155	10.335681	18,771,199	0.37%	27.07%
2008	0.00%	1,864,826	8.133620	15,167,786	0.00%	-36.27%
2007	0.00%	1,922,372	12.763222	24,535,661	0.00%	25.81%
Ivy Fund Variable Insurance Portfolios, Inc. - High Income (WRHIP)
2011	0.00%	458,577	23.061965	10,575,687	7.12%	5.26%
2010	0.00%	483,870	21.909693	10,601,443	7.25%	14.86%
2009	0.00%	450,821	19.075390	8,599,586	8.91%	46.42%
2008	0.00%	416,203	13.027998	5,422,292	0.67%	-21.82%
2007	0.00%	405,540	16.663667	6,757,784	8.22%	3.86%

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - International Growth (WRIP)
2011	0.00%	496,123	$12.287431	$6,096,077	0.41%	-7.32%
2010	0.00%	505,631	13.258058	6,703,685	0.97%	14.79%
2009	0.00%	510,503	11.550265	5,896,445	1.51%	26.89%
2008	0.00%	490,926	9.102522	4,468,665	0.27%	-42.15%
2007	0.00%	435,056	15.733472	6,844,941	0.63%	21.29%
Ivy Fund Variable Insurance Portfolios, Inc. - International Core Equity (WRI2P)
2011	0.00%	257,094	16.334495	4,199,501	1.52%	-13.88%
2010	0.00%	253,246	18.968050	4,803,583	1.37%	14.09%
2009	0.00%	255,671	16.625196	4,250,580	3.38%	36.97%
2008	0.00%	239,881	12.138174	2,911,717	0.58%	-42.26%
2007	0.00%	188,046	21.022230	3,953,146	1.79%	9.88%
Ivy Fund Variable Insurance Portfolios, Inc. - Micro Cap Growth (WRMIC)
2011	0.00%	81,075	16.297887	1,321,351	0.00%	-7.01%
2010	0.00%	85,651	17.526815	1,501,189	0.00%	40.85%
2009	0.00%	84,255	12.443171	1,048,399	0.00%	41.29%
2008	0.00%	77,305	8.806965	680,823	0.00%	-48.03%
2007	0.00%	68,470	16.947723	1,160,411	0.00%	6.49%
Ivy Fund Variable Insurance Portfolios, Inc. - Mid Cap Growth (WRMCG)
2011	0.00%	242,733	17.088200	4,147,870	0.01%	-0.56%
2010	0.00%	237,764	17.184395	4,085,830	0.03%	31.56%
2009	0.00%	208,820	13.062384	2,727,687	0.00%	46.66%
2008	0.00%	191,804	8.906463	1,708,295	0.04%	-36.23%
2007	0.00%	147,970	13.965952	2,066,542	0.02%	12.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Money Market (WRMMP)
2011	0.00%	190,859	12.315892	2,350,599	0.02%	0.02%
2010	0.00%	201,303	12.313388	2,478,722	0.07%	0.08%
2009	0.00%	172,365	12.304120	2,120,800	1.08%	1.02%
2008	0.00%	305,253	12.180048	3,717,996	2.07%	2.18%
2007	0.00%	137,904	11.919671	1,643,770	4.47%	4.62%
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Aggressive (WRPAP)
2011	0.00%	38,490	10.024382	385,838	1.39%	-4.15%
2010	0.00%	56,754	10.458627	593,569	1.06%	15.53%
2009	0.00%	40,776	9.052939	369,143	0.31%	23.32%
2008	0.00%	6,816	7.341195	50,038	0.00%	-26.59%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Conservative (WRPCP)
2011	0.00%	25,505	10.797811	275,398	0.39%	0.75%
2010	0.00%	2,870	10.717396	30,759	1.01%	9.38%
2009	0.00%	4,209	9.798581	41,242	0.09%	12.95%
2008	0.00%	756	8.674899	6,558	0.00%	-13.25%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderate (WRPMP)
2011	0.00%	112,789	10.476716	1,181,658	1.07%	-1.46%
2010	0.00%	104,409	10.631889	1,110,065	0.62%	12.63%
2009	0.00%	72,678	9.439750	686,062	0.12%	17.95%
2008	0.00%	12,323	8.002916	98,620	0.00%	-19.97%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Aggressive (WRPMAP)
2011	0.00%	121,702	10.274852	1,250,470	0.91%	-3.02%
2010	0.00%	119,284	10.594475	1,263,751	0.75%	14.46%
2009	0.00%	65,322	9.255891	604,613	0.25%	20.70%
2008	0.00%	41,711	7.668205	319,849	0.00%	-23.32%	5/1/2008
Ivy Fund Variable Insurance Portfolios, Inc. - Pathfinder Moderately Conservative (WRPMCP)
2011	0.00%	12,082	10.670240	128,918	1.17%	0.00%
2010	0.00%	9,942	10.670425	106,085	0.93%	10.97%
2009	0.00%	10,445	9.615664	100,436	0.14%	15.12%
2008	0.00%	4,759	8.352486	39,750	0.00%	-16.48%	5/1/2008

(Continued)

NATIONWIDE VLI SEPARATE ACCOUNT-5

NOTES TO FINANCIAL STATEMENTS December 31, 2011

	Contract Expense Rate*	Units	Unit Fair Value	Contract Owners’ Equity	Investment Income Ratio**	Total Return***	Inception Date****
Ivy Fund Variable Insurance Portfolios, Inc. - Real Estate Securities (WRRESP)
2011	0.00%	136,188	$17.130093	$2,332,913	0.74%	5.01%
2010	0.00%	135,609	16.313102	2,212,203	1.85%	28.51%
2009	0.00%	139,765	12.694296	1,774,218	2.76%	23.62%
2008	0.00%	139,263	10.268574	1,430,033	0.65%	-36.03%
2007	0.00%	118,346	16.053419	1,899,858	0.60%	-16.07%
Ivy Fund Variable Insurance Portfolios, Inc. - Science and Technology (WRSTP)
2011	0.00%	879,640	15.670662	13,784,541	0.00%	-5.77%
2010	0.00%	949,228	16.629737	15,785,412	0.00%	12.75%
2009	0.00%	997,593	14.748821	14,713,321	0.00%	43.84%
2008	0.00%	1,022,358	10.253587	10,482,836	0.00%	-33.89%
2007	0.00%	995,918	15.509679	15,446,368	0.00%	24.37%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Growth (WRSCP)
2011	0.00%	708,755	15.258345	10,814,428	0.00%	-10.60%
2010	0.00%	746,183	17.067964	12,735,825	0.00%	28.85%
2009	0.00%	768,404	13.246632	10,178,765	0.42%	34.72%
2008	0.00%	776,562	9.832546	7,635,581	0.00%	-39.18%
2007	0.00%	778,954	16.165468	12,592,156	0.00%	13.52%
Ivy Fund Variable Insurance Portfolios, Inc. - Small Cap Value (WRSCV)
2011	0.00%	152,866	15.361578	2,348,263	0.48%	-12.79%
2010	0.00%	160,257	17.614068	2,822,778	0.08%	26.41%
2009	0.00%	170,711	13.933760	2,378,646	0.00%	29.15%
2008	0.00%	170,721	10.789038	1,841,915	0.23%	-26.13%
2007	0.00%	132,684	14.605591	1,937,928	0.01%	-4.13%
Ivy Fund Variable Insurance Portfolios, Inc. - Value (WRVP)
2011	0.00%	530,298	14.659970	7,774,153	0.74%	-7.32%
2010	0.00%	542,579	15.817295	8,582,132	0.90%	18.71%
2009	0.00%	553,829	13.324698	7,379,604	2.05%	26.64%
2008	0.00%	557,298	10.521580	5,863,656	0.25%	-33.81%
2007	0.00%	562,272	15.896826	8,938,340	0.94%	1.90%
Ivy Fund Variable Insurance Portfolios, Inc. - Mortgage Securities(obsolete) (WRMSP)
2009	0.00%	65,711	11.194246	735,585	5.33%	8.37%
2008	0.00%	69,712	10.329575	720,096	1.08%	-10.95%
2007	0.00%	62,676	11.599517	727,011	3.59%	3.40%

2011	Contract owners equity:				$163,441,057
2010	Contract owners equity:				$175,699,550
2009	Contract owners equity:				$154,441,765
2008	Contract owners equity:				$119,375,420
2007	Contract owners equity:				$161,353,622

*	This represents the annual contract expense rate of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to contract owners’ accounts through the redemption of units.
**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the contractholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.
***	This represents the total return for the period. The total returns do not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented.
****	This represents the date the underlying mutual fund option was initially added and funded.